UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-07857

Exact name of registrant as specified in charter:
                              Oppenheimer Commodity Strategy Total Return Fund

Address of principal executive offices:             6803 South Tucson Way
                                               Centennial, CO 80112-3924

Name and address of agent for service:                 Arthur S. Gabinet,
                               Executive Vice President & General Counsel
                                        OFI Global Asset Management, Inc.
                                               Two World Financial Center
                                                       225 Liberty Street
                                                  New York, NY 10281-1008

Registrant's telephone number, including area code:
                                                             303-768-3200

Date of fiscal year end:                                            12/31

Date of reporting period:                           07/01/2012-06/30/2013

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07857
Reporting Period: 07/01/2012 - 06/30/2013
Oppenheimer Commodity Strategy Total Return Fund









=============== Oppenheimer Commodity Strategy Total Return Fund ===============

OOPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Ticker: IOEXX                           Security ID: 68383G108
Meeting Date: JUN 21, 2013              Meeting Type: Special
Record Date:  MAR 28, 2013

#       Proposal                                  Mgt Rec Vote Cast     Sponsor

1.1     Elect Trustee Brian F. Wruble             For       FOR       Management
1.2     Elect Trustee David K. Downes             For       FOR       Management
1.3     Elect Trustee Matthew P. Fink             For       FOR       Management
1.4     Elect Trustee Edmund Giambastiani, Jr.    For       FOR       Management
1.5     Elect Trustee Phillip A. Griffiths        For       FOR       Management
1.6     Elect Trustee Mary F. Miller              For       FOR       Management
1.7     Elect Trustee Joel W. Motley              For       FOR       Management
1.8     Elect Trustee Joanne Pace                 For       FOR       Management
1.9     Elect Trustee Mary Ann Tynan              For       FOR       Management
1.10    Elect Trustee Joseph M. Wikler            For       FOR       Management
1.11    Elect Trustee Peter I. Wold               For       FOR       Management
1.12    Elect Trustee William F. Glavin, Jr.      For       FOR       Management
2(a)    Approve Change of Fundamental Investment
        Policy Relating to Borrowing              For       FOR       Management
2(b-1)  Approve Change of Fundamental Investment
        Policy Relating to Concentration
        of Investments                            For      FOR       Management
2(c-1)  Remove the Fundamental Policy Relating
        to Diversification of Investments         For      FOR       Management
2(c-2)  Remove the Additional Fundamental Policy
        Relating to Diversification
        of Investments                            For      FOR       Management
2(d)    Approve Change of Fundamental Investment
        Policy Relating to Lending                For      FOR       Management
2(e)    Approve Change of Fundamental Investment
        Policy Relating to Real Estate
        and Commodities                           For      FOR       Management
2(f)    Approve Change of Fundamental Investment
        Policy Relating to Senior Securities      For      FOR       Management
2(g)    Approve Change of Fundamental Investment
        Policy Relating to Underwriting           For      FOR       Management
2(r)    Change Fundamental Investment Objective
        to Non-Fundamental                        For      FOR       Management
2(s)    Approve Change in Investment Objective    For      FOR       Management
3       Approve Conversion to Delaware
        Statutory Trust                           For     FOR        Management

========== END NPX REPORT




SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                 Oppenheimer Commodity Strategy Total Return Fund

By:                                                William F. Glavin, Jr.*
                                                  William F. Glavin, Jr.,
                                 President and Principal Executive Officer

Date:  December 18, 2013

*By:   /s/ Randy Legg
       Randy Legg, Attorney in Fact